Vessel Revenues	6 Months Ended
Jun. 30, 2025
Vessel Revenues [Abstract]
Vessel Revenues
11.        Vessel Revenues:

The following table includes the vessel revenues earned by the Company for the six months ended June 30, 2024 and 2025, as presented in the accompanying unaudited interim condensed consolidated statements of comprehensive income:

	Six months ended June 30,	Six months ended June 30,
	2024	2025
Pool revenues	4,019,697	3,598,828
Total Vessel Revenues	$4,019,697	$3,598,828

The Company employs its vessel in a pool. The main objective of a pool is to enter into arrangements for the employment and operation of the pool vessels, so as to secure for the pool participants the highest commercially available earnings per vessel on the basis of pooling the revenue and expenses of the pool vessels and dividing it between the pool participants based on the terms of the pool agreement. The Company typically enters into a pool arrangement for a minimum period of six months, subject to certain rights of suspension and/or early termination.